     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 11, 2001

                                        REGISTRATION NOS. 33-26716 AND 333-36109
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 12
                                       TO
                                    FORM S-6

                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                U.S. GOVERNMENT ZERO COUPON BOND SERIES--3 AND 8
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                             UNIT INVESTMENT TRUSTS
                              POST OFFICE BOX 9051
                            PRINCETON, NJ 08543-9051

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

                             TERESA KONCICK, ESQ.
                                 P.O. BOX 9051
                           PRINCETON, NJ 08543-9051
                                  COPIES TO:
                             NORA M. JORDAN, ESQ.
                             450 LEXINGTON AVENUE
                              NEW YORK, NY 10017

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 22, 2001.

Check box if it is proposed that this Registration Statement shall become effective on July 13, 2001 pursuant to paragraph (b) of Rule 485. /X/
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           GOVERNMENT SECURITIES INCOME FUND
                           U.S. GOVERNMENT ZERO COUPON BOND
                           SERIES 3 AND 8
                           UNIT INVESTMENT TRUSTS

                           -  PORTFOLIOS OF STRIPPED U.S. TREASURY SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - INVESTMENT ALTERNATIVES FOR EMPLOYEE BENEFIT PLANS ESTABLISHED BY MERRILL LYNCH & CO., INC. AND AFFILIATES

                           -----------------------------------------------------
                           The Securities and Exchange Commission has not
SPONSORS:                  approved or disapproved these Securities or passed
MERRILL LYNCH,             upon the adequacy of this prospectus. Any
PIERCE, FENNER & SMITH     representation to the contrary is a criminal offense.
INCORPORATED               Prospectus dated July 13, 2001.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 2001.

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary...............................    3
What You Can Expect From Your Investment..........    6
  Distributions at Maturity.......................    6
  Records and Reports.............................    6
The Risks You Face................................    6
  Interest Rate Risk..............................    6
Selling Units.....................................    6
  Selling Units to the Trustee....................    6
How The Trusts Work...............................    7
  Pricing.........................................    7
  Evaluations.....................................    7
  Income..........................................    7
  Expenses........................................    7
  Portfolio Changes...............................    7
  Termination.....................................    8
  No Certificates.................................    8
  Trust Indenture.................................    8
  Legal Opinion...................................    9
  Auditors........................................    9
  Sponsor.........................................    9
  Trustee.........................................    9
  Code of Ethics..................................    9
Taxes.............................................    9
Supplemental Information..........................   10
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT ARE THE TRUSTS' OBJECTIVES?
   Each Series seeks safety of capital and a high yield to maturity by investing in fixed portfolios consisting primarily of stripped U.S. Treasury securities. Each Trust also holds a treasury note for income to pay trust expenses.

   Units are offered only to employee benefit plans and compensation arrangements of Merrill Lynch & Co., Inc. and its affiliates--the Plans--as an investment alternative for Plan allocations to help participants meet their personal retirement needs and goals. Each Plan will invest in Units in accordance with allocation instructions received from employees pursuant to the Plan. Accordingly, the interests of an employee in the units are subject to the terms of the Plan. The rights of a Plan as a holder of units should be distinguished from the rights of an employee. The term "you" in this Prospectus refers to the Plans, to the Sponsor if it holds any units and to any employee who holds units distributed from a Plan.

 2. WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
   These are debt obligations issued directly by the U.S. They do not pay interest periodically, and are priced at a deep discount from face amount. This discount is your investment return. Stripped securities only pay a fixed amount of principal at maturity.

 3. WHAT IS THE INVESTMENT STRATEGY?
 - Each Series consists of one or more separate Trusts, each designated by the year in which its stripped Treasury security matures. Each Trust could hold to maturity the stripped Treasury securities along with an interest bearing Treasury note whose interest will pay Trust expenses. Return would vary if the trust is terminated early--see 4 below. Each Trust is a unit investment trust; unlike a mutual fund, the Trust's portfolio is not managed.

 - The securities in each Trust, BUT NOT THE TRUSTS OR THE UNITS, are direct obligations of the United States.

 - For each 10 units held until maturity of a Trust, you will receive total distributions of about $1,000. Distributions could change if Securities are paid or sold before maturity, or if Trust expenses change.

 - 100% of each Trust consists of U. S. Treasury securities.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN A TRUST. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the price of your units.

 - As each Portfolio is priced at a deep discount, unit prices may be subject to greater fluctuations in response to changing interest rates than a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk increases when the time to maturity is longer.

 - If you sell units before the underlying securities mature, their sale price could be less than your cost. The value of securities before maturity, and also the units, varies with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate these Trusts within the next year. Such termination will result in sale of the Treasury Securities before maturity and recognition of gains or losses.

 5. ARE THE TRUSTS APPROPRIATE FOR YOU?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities, fixed returns and a stated maturity.

   The Trusts are NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. ARE THE TRUSTS MANAGED?
   Unlike mutual funds, the Trusts are not managed and securities are not sold because of market changes.
 7. HOW DO I BUY UNITS?
   The Plan buys units from the Trustee. There is no minimum investment.

   Unit price is based on the value of securities in the Trust. We add any principal cash, and any net accrued but undistributed interest on the unit, to the unit price.

   An Adjustment Factor is added in computing the offer price and deducted in computing the redemption price. This charge represents the estimated cost of buying or selling securities for the Trust; these costs are borne by the purchaser or seller rather than the Trust.

 8. HOW DO I SELL UNITS?
   A plan may sell units at any time to the Trustee for the net asset value determined at the close of business on the date of sale, less the adjustment factor.

 9. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the stripped Treasury security matures, the proceeds will be distributed. Significant amounts of income are attributed to holders (including the Plans) for tax purposes annually as original issue discount is accrued on the stripped Treasury securities.
   However, the Plans are exempt from Federal income tax.

10. WHAT ARE THE TRUSTS' FEES AND EXPENSES?
   The tables below show the costs and expenses the Plans may pay, directly or indirectly, when they invest in a Trust.

   There is no sales fee (load) on purchases, but income on units is subject to the Sponsor's administrative fee; this reimburses the Sponsor for its direct costs (without profit) in administering the Trusts.

                                     2004   2009   2014
                                     TRUST  TRUST  TRUST
                                     -----  -----  -----
Maximum Sponsor's Administrative
Fee per 10 units on units held to
maturity                             $1.42  $6.01  $4.72
As % of Unit Price
(on March 31, 2001)                   0.16%  0.88%  0.93%

   ESTIMATED ANNUAL TRUST OPERATING

   EXPENSES PER 10 UNITS

Trustee Fee                          $0.50  $0.50  $0.50
Sponsor's Administrative
Fee                                  $0.46  $0.74  $0.36
Other Operating Expenses             $0.25  $0.14  $0.13
                                     -----  -----  -----
TOTAL                                $1.21  $1.38  $0.99

11. WHAT IS THE PRICE OF A UNIT?
   Unit price is based on the net asset value of the Trust plus the adjustment factor shown below. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the securities at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the securities.

   UNIT OFFER PRICE 10 UNITS
   (AS OF MARCH 31, 2001)

                                      2004     2009     2014
                                      TRUST    TRUST    TRUST
                                      -----    -----    -----
Net Asset Value                      $88.191  $67.916  $50.118
Adjustment Factor                       .097     .122     .125
                                     -------  -------  -------
Offer Price                          $88.288  $68.038  $50.243

12. WHAT IS THE EXPECTED RETURN?
   The Estimated Yield to Maturity represents the annual percentage return to you, based on amortization of discount, compounded semi-annually, divided by Unit Offer Price.

   It assumes that interest income from the Treasury note will equal expenses.

   ESTIMATED YIELD TO MATURITY
   (AS OF MARCH 31, 2001)

                                      2004     2009     2014
                                      TRUST    TRUST    TRUST
                                      -----    -----    -----
                                      4.034%    4.80%   5.316%

   Your actual return will vary with unit price, how long you hold your investment and changes in the portfolio and expenses.

   If the price of the units is less than stated, the yield to maturity will be greater; if the price is greater (other than additional accrued original discount), the yield to maturity will be less.

   The economic effect of purchasing units if you hold your units until maturity of the securities is that you should receive approximately a fixed yield, not only on your original investment but on all earned discount during the life of the securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, you virtually eliminate your risk of being unable to invest distributions at a rate as high as the yield on your Trust, but will forgo the ability to reinvest at higher rates in the future.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS AT MATURITY

Each Trust normally holds any net income and principal received until the stripped Treasury security matures. Although no distributions of income are expected, the Trustee may distribute any available balances in the Income and Capital Account in June or December of any year, as instructed by the Sponsor.

RECORDS AND REPORTS

You will receive:

- an annual report on Trust activity; and
- annual tax information. THIS IS ALSO SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Trusts.

You may inspect records of Trust transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the securities, net accrued interest, cash and any other Trust assets;
  - SUBTRACTING accrued but unpaid Trust expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Trust liabilities;
  - DIVIDING the result by the number of outstanding units; and
  - deducting the adjustment factor per unit.

Your net asset value when you sell may be more or less than your cost because of market movements and changes in the portfolio.

SELLING UNITS TO THE TRUSTEE

The account can sell units to the Trustee at any time.

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the request. Contact the Trustee for additional information.

If a Trust does not have cash available to pay you for units received, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size of the Trust.

There could be a delay in paying for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE TRUSTS WORK

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after the purchase date of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current prices for the securities or comparable security.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semiannually. It also benefits when it holds cash for the Trusts in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Trusts' operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Trusts and other legal fees and expenses;
  - termination expenses and any governmental charges.

The Sponsor is paid an administrative fee to reimburse it for certain direct expenses. The Sponsor will not collect the administrative fee on units held by any Plan at any time when it has no reimbursable expenses. The Trusts also pay the Evaluator's fees.

If Trust expenses exceed initial estimates, the Trust will owe the excess. The Trustee has a lien on Trust assets to secure reimbursement of Trust expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

TERMINATION

Each Trust terminates following the stated maturity or sale of the last security in the portfolio. A Trust may also terminate earlier with the consent of investors holding 51% of the units. We may decide to terminate a Trust early if total assets of the Trust are less than 40% of the face amount of securities deposited.

When a Trust is about to terminate the Plans will receive a notice, and they will be unable to sell units of the Trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

No Certificates will be issued for units. The Trustee will credit your account with the number of your units.

TRUST INDENTURE

Each Trust is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest a Trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate The Trust; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Financial Statements included in this prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York,101 Barclay Street--17W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each stripped zero coupon bond in the Fund.

The zero coupon bonds will be considered to have been issued at an 'original issue discount' for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest. However, because the Plans are exempt from tax under Section 501(a) of the Internal Revenue Code of 1986, as amended, neither the Plans nor any participating employees of the Plans will be currently taxed on original issue discount from the Fund while units are held by the Plans.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Trusts by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in a Trust's portfolio and general information about the structure and Trusts. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsors, Trustee and Holders
  of Defined Asset Funds -
  U.S. Government Zero Coupon Bond Series - 3:

We have audited the accompanying statement of condition of the 2009 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3, including the portfolio, as of March 31, 2001 and the related statements of operations and of changes in net assets for the years ended March 31, 2001, 2000 and 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2001, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3 at March 31, 2001 and the results of its operations and changes in its net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

New York, N.Y.
June 22, 2001

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3


STATEMENT OF CONDITION
AS OF MARCH 31, 2001


                                                                        2009
                                                                        TRUST
TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $68,426,289) (Note 1) ...............................  $   73,369,752
  Proceeds receivable from securities sold ....................         166,333
  Receivable for units created ................................          24,258
  Accrued interest receivable .................................          56,274
  Cash ........................................................          22,557
                                                                  -------------
            Total trust property ..............................      73,639,174

LESS LIABILITIES:
  Redemption payable ...............................   $207,840
  Accrued expenses .................................    427,629
                                                       --------
            Total liabilities ......................                    635,469
                                                                  -------------
NET ASSETS (Note 2) ............................................ $   73,003,705
                                                                  -------------
                                                                  -------------
UNITS OUTSTANDING ..............................................  1,079,265.355
                                                                  -------------
                                                                  -------------
UNIT VALUE .....................................................         $67.64
                                                                         ------
                                                                         ------

                              See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF OPERATIONS


                                                                    2009 TRUST

                                                               Years Ended March 31,

                                                            2001        2000          1999
INVESTMENT INCOME:
  Interest income.................................... $   149,705   $  160,800    $  170,818
  Accretion of original issue discount...............   3,932,956    4,029,038     4,013,372
  Trustee's fees and expenses .......................     (54,132)     (59,585)      (61,841)
  Sponsors' fees ....................................     (49,801)     (88,185)      (91,525)
                                                      -----------   ----------      ---------
  Net investment income .............................   3,978,728    4,042,068     4,030,824
                                                      -----------   ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain (loss) on securities sold or
    redeemed ........................................   (108,548)     (628,632)      568,415

  Unrealized appreciation (depreciation) of
    investments .....................................   7,202,762   (3,876,625)    1,175,582
                                                      -----------   ----------     ----------

  Net realized and unrealized gain (loss) on
    investments  ....................................   7,094,214   (4,505,257)     1,743,997
                                                      -----------   ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................... $11,072,942    $(463,189)    $5,774,821
                                                      -----------   ----------     ----------
                                                      -----------   ----------     ----------



                                See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    2009 TRUST

                                                               Years Ended March 31,

                                                            2001          2000            1999

OPERATIONS:
  Net investment income ...........................  $ 3,978,728     $ 4,042,068       $4,030,824
  Realized gain (loss) on securities sold or
    redeemed.......................................     (108,548)       (628,632)         568,415
  Unrealized appreciation (depreciation) of
     investments...................................    7,202,762      (3,876,625)       1,175,582
                                                     -----------     -------------     ----------

  Net increase (decrease) in net assets
     resulting from operations ....................   11,072,942        (463,189)       5,774,821
                                                     -----------     -------------     ----------
INCOME DISTRIBUTITIONS.............................     (297,338)
                                                     -----------     -------------     ----------
CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units ....................    12,535,094     13,110,356       19,310,001
  Redemptions of units ............................   (14,760,927)   (17,377,457)     (22,896,109)
                                                     ------------    -------------     ----------
  Net capital share transactions...................    (2,225,833     (4,267,101)      (3,586,108)
                                                     ------------     ------------     ----------
NET INCREASE (DECREASE) IN NET ASSETS..............     8,549,771     (4,730,290)       2,188,713

NET ASSETS AT BEGINNING OF YEAR....................    64,453,934     69,184,224       66,995,511
                                                     ------------     ------------     ----------
NET ASSETS AT END OF YEAR .........................   $73,003,705    $64,453,934      $69,184,224
                                                      -----------     ------------     ----------
                                                      -----------     ------------     ----------
PER UNIT:
  Net asset value at end of year ..................        $67.64         $57.58           $57.76
                                                           ------         ------          -------
                                                           ------         ------          -------
  Income distribution..............................         $0.28
                                                           ------
                                                           ------

TRUST UNITS OUTSTANDING AT END OF YEAR............. 1,079,265.355   1,119,355.872   1,197,716.636
                                                    -------------   -------------   -------------
                                                    -------------   -------------   -------------



                               See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     (a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see "Redemption - Computation of Redemption Price Per Unit" in this Prospectus).

     (b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

     (c) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 2001

     2009 TRUST

     Cost of 1,079,265.355 units at Dates of Deposit .......... $40,770,277
     Redemption of units - Net cost of 3,618,887.260 units
       redeemed less redemption amounts........................  (4,502,556)
     Realized gain on securities sold or redeemed..............  14,901,105
     Unrealized appreciation of investments....................   4,943,463
                                                                -----------
     Net capital applicable to Holders.........................  56,112,289
     Undistributed net investment income - accretion of
       original issue discount ($17,255,217) less excess
       ($363,801) of fees and expenses over interest income....  16,891,416
                                                                -----------
     Net assets................................................ $73,003,705
                                                                -----------
                                                                -----------

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS


3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trust as follows:


                       YEAR ENDED          YEAR ENDED        YEAR ENDED
TRUST                MARCH 31, 2001      MARCH 31, 2000    MARCH 31, 1999

2009                  98,594.020          233,047.047       334,594.792


Units were redeemed as follows:

                       YEAR ENDED          YEAR ENDED        YEAR ENDED
TRUST                MARCH 31, 2001      MARCH 31, 2000    MARCH 31, 1999

2009                  238,684.537         311,407.811        394,444.262


     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in-kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 2001, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in the Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trust will make distributions on the first business day following the maturity of its holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

PORTFOLIO
AS OF MARCH 31, 2001


  PORTFOLIO NO. AND TITLE            INTEREST                      FACE         ADJUSTED
      OF SECURITIES                   RATES        MATURITIES      AMOUNT        COST(1)         VALUE(1)
2009 TRUST
  1  Stripped Treasury Securities    0.000%         5/15/09     $106,918,000   $66,565,335       $71,532,099
  2  U.S. Treasury Notes             9.125          5/15/09(3)     1,632,451     1,860,954         1,837,653
                                                                ------------   -----------       -----------
Total                                                           $108,550,451   $68,426,289       $73,369,752
                                                                ------------   -----------       -----------
                                                                ------------   -----------       -----------

(1) See Notes to Financial Statements.
(2) See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus.
(3) Callable beginning 5/15/04 at par.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsor, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 8:

We have audited the accompanying statements of condition of the 2004 Trust and the 2014 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8, including the portfolios, as of March 31, 2001 and the related statements of operations and of changes in net assets for the years ended March 31, 2001, 2000 and 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2001, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8 at March 31, 2001 and the results of their operations and changes in their net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

New York, N.Y.
June 22, 2001
                                       D-1

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENTS OF CONDITION
AS OF MARCH 31, 2001


                                                      2004
                                                      TRUST
TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $20,268,528) (Note 1)...................  $21,028,277
  Receivable for securities sold..................      313,179
  Receivable for units created....................      233,493
  Accrued interest receivable.....................       10,970
  Deferred organization costs (Note 6)............       11,750
                                                    -----------
       Total trust property.......................   21,597,669

LESS LIABILITIES:
  Advance from Trustee..................  $281,157
  Redemptions payable...................   266,552
  Accrued expenses......................    11,590
  Other liabilities (Note 6)............    46,250      605,549
                                          --------  -----------

NET ASSETS (Note 2)...............................  $20,992,120
                                                    -----------
                                                    -----------
UNITS OUTSTANDING.................................  238,265.392
                                                    -----------
                                                    -----------
UNIT VALUE........................................       $88.10
                                                    -----------
                                                    -----------

                                                       2014
                                                       TRUST
TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $23,331,894) (Note 1)...................  $24,134,370
  Receivable for units created....................      311,943
  Accrued interest receivable.....................       18,120
  Deferred organization costs (Note 6)............       17,500
                                                    -----------
         Total trust property.....................   24,481,933

LESS LIABILITIES:
  Payable for purchases.................  $213,553
  Advance from Trustee..................    74,455
  Accrued expenses......................    31,506
  Redemptions payable...................    11,048
  Other liabilities (Note 6)............    71,500      402,062
                                          --------  -----------
NET ASSETS (Note 2)...............................  $24,079,871
                                                    -----------
                                                    -----------
UNITS OUTSTANDING.................................  480,949.521
                                                    -----------
                                                    -----------
UNIT VALUE........................................       $50.07
                                                    -----------
                                                    -----------

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENTS OF OPERATIONS

                                                   YEARS ENDED MARCH 31,
2004 TRUST                                      2001          2000         1999
INVESTMENT INCOME:
  Interest income...........................  $   27,154    $   15,758   $    7,817
  Accretion of original issue discount......   1,048,215       561,024      298,335
  Trustees' fees and expenses...............     (11,221)       (6,677)      (3,262)
  Sponsors' fees............................     (10,324)       (6,142)      (2,991)
  Organizational expenses...................     (11,500)      (11,500)     (11,500)
                                              ----------    ----------   ----------
  Net investment income.....................   1,042,324       552,463      288,399
                                              ----------    ----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      62,797       (62,336)      32,811
  Unrealized appreciation (depreciation) of
    investments.............................   1,172,547      (344,132)     (59,151)
                                              ----------    ----------   ----------
  Net realized and unrealized gain (loss)
    on investments..........................   1,235,344      (406,468)     (26,340)
                                              ----------    ----------   ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................  $2,277,668    $  145,995   $  262,059
                                              ----------    ----------   ----------
                                              ----------    ----------   ----------

                                                   YEARS ENDED MARCH 31,
2014 TRUST                                      2001          2000         1999
INVESTMENT INCOME:
  Interest income..........................   $   60,094    $   76,009   $   42,173
  Accretion of original issue discount.....    1,837,498     2,026,257    1,250,191
  Trustees' fees and expenses..............      (29,914)      (38,731)     (21,540)
  Sponsors' fees...........................      (27,521)      (27,885)     (15,501)
  Organizational expenses..................      (18,000)      (18,000)     (18,000)
                                              ----------    ----------   ----------
  Net investment income....................    1,822,157     2,017,650    1,237,323
                                              ----------    ----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Realized gain (loss) on securities
      sold or redeemed.....................     (620,906)   (1,424,841)     351,846
    Unrealized appreciation (depreciation)
      of investments.......................    3,009,893         9,284   (2,222,374)
                                              ----------    ----------   ----------
    Net realized and unrealized gain (loss)
      on investments.......................    2,388,987    (1,415,557)  (1,870,528)
                                              ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................   $4,211,144    $  602,093   $ (633,205)
                                              ----------    ----------   ----------
                                              ----------    ----------   ----------


                     See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEARS ENDED MARCH 31,
                                                2001          2000         1999
OPERATIONS:
  Net investment income....................  $ 1,042,324    $   552,463   $  288,399
  Realized gain (loss) on securities
    sold or redeemed.......................       62,797        (62,336)      32,811
  Unrealized appreciation (depreciation) of
    investments............................    1,172,547       (344,132)     (59,151)
                                             -----------    -----------   ----------
  Net increase in net assets resulting
    from operations........................    2,277,668        145,995      262,059
                                             -----------    -----------   ----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units.............   11,990,704      9,853,861   10,234,173
  Redemptions of units.....................   (7,800,185)    (2,804,358)  (4,387,293)
                                             -----------    -----------   ----------
  Net capital share transactions...........    4,190,519      7,049,503    5,846,880
                                             -----------    -----------   ----------

NET INCREASE IN NET ASSETS.................    6,468,187      7,195,498    6,108,939

NET ASSETS AT BEGINNING OF YEAR............   14,523,933      7,328,435    1,219,496
                                             -----------    -----------   ----------
NET ASSETS AT END OF YEAR..................  $20,992,120    $14,523,933   $7,328,435
                                             -----------    -----------   ----------
                                             -----------    -----------   ----------

PER UNIT:
  Net asset value at end of year...........       $88.10         $78.16       $77.31
                                             -----------    -----------   ----------
                                             -----------    -----------   ----------

TRUST UNITS OUTSTANDING AT END
  OF YEAR..................................  238,265.392    185,813.327   94,795.531
                                             -----------    -----------   ----------
                                             -----------    -----------   ----------

                    See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2014 TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEARS ENDED MARCH 31,
                                                2001          2000          1999
OPERATIONS:
  Net investment income....................  $ 1,822,157    $ 2,017,650   $ 1,237,323
  Realized gain (loss) on securities sold
    or redeemed............................     (620,906)    (1,424,841)      351,846
  Unrealized appreciation (depreciation)
    of investments.........................    3,009,893          9,284    (2,222,374)
                                             -----------    -----------   -----------
  Net increase (decrease) in net assets
    resulting from operations..............    4,211,144        602,093      (633,205)
                                             -----------    -----------   -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units.............   10,164,279     15,750,744    52,983,208
  Redemptions of units.....................  (20,679,195)   (18,126,324)  (24,701,591)
                                             -----------    -----------   -----------
  Net capital share transactions...........  (10,514,916)    (2,375,580)   28,281,617
                                             -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS......   (6,303,772)    (1,773,487)   27,648,412

NET ASSETS AT BEGINNING OF YEAR............   30,383,643     32,157,130     4,508,718
                                             -----------    -----------   -----------

NET ASSETS AT END OF YEAR..................  $24,079,871    $30,383,643   $32,157,130
                                             -----------    -----------   -----------
                                             -----------    -----------   -----------

PER UNIT:
  Net asset value at end of year...........       $50.07         $42.92        $41.96
                                             -----------    -----------   -----------
                                             -----------    -----------   -----------

TRUST UNITS OUTSTANDING AT END OF YEAR.....  480,949.521    707,966.366   766,298.039
                                             -----------    -----------   -----------
                                             -----------    -----------   -----------

                 See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 AND 2014 TRUSTS
NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The Fund consists of the 2004 and 2014 Trusts, each a separate unit investment trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     (a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see Redemption - Computation of Redemption Price Per Unit in this Prospectus).

     (b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

     (c) Each Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 2001

     2004 TRUST

     Cost of 238,265.392 units at Dates of Deposit................  $18,689,874
     Redemption of units - Net cost of 193,205.766 units
       redeemed less redemption amounts...........................      183,720
     Realized gain on securities sold or redeemed.................       32,895
     Unrealized appreciation of investments.......................      759,749
                                                                    -----------
     Net capital applicable to Holders............................   19,666,238
     Undistributed net investment loss - accretion of
       original issue discount ($1,361,904) less excess
       ($36,022) of fees and expenses over interest income........    1,325,882
                                                                    -----------

     Net assets...................................................  $20,992,120
                                                                    -----------
                                                                    -----------


2014 TRUST

     Cost of 480,949.521 units at Dates of Deposit................  $20,622,375
     Redemption of units - Net cost of 1,474,780.430 units
       redeemed less redemption amounts...........................    2,177,925
     Realized loss on securities sold or redeemed.................   (1,690,810)
     Unrealized appreciation of investments.......................      802,476
                                                                    -----------
     Net capital applicable to Holders............................   21,911,966
     Undistributed net investment income - accretion of
       original issue discount ($2,222,806) less excess
       ($54,901) of fees and expenses over interest income........    2,167,905
                                                                    -----------
     Net assets...................................................  $24,079,871
                                                                    -----------
                                                                    -----------

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 AND 2014 TRUSTS
NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trusts as follows:

                         YEAR              YEAR              YEAR
                         ENDED             ENDED             ENDED
     TRUST           MARCH 31, 2001    MARCH 31, 2000    MARCH 31, 1999
     2004              144,617.077       127,546.817        134,615.574
     2014              221,317.861       389,945.862      1,217,569.845

Units were redeemed as follows:

                         YEAR              YEAR              YEAR
                         ENDED             ENDED             ENDED
     TRUST           MARCH 31, 2001    MARCH 31, 2000    MARCH 31, 1999
     2004              92,165.012        36,529.021        57,017.723
     2014             448,334.706       448,277.535       566,159.300

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 2001, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trusts will make distributions on the first business day following the maturity of their holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

6.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over a period of five years. Included in Other liabilities in the accompanying statements of condition are $46,250 and $71,500 for the 2004 and 2014 Trusts, respectively, payable to the Trustee for reimbursement of costs related to the organization of the Trusts.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

PORTFOLIOS
AS OF MARCH 31, 2001

     PORTFOLIO NO. AND TITLE            INTEREST                   FACE        ADJUSTED
          OF SECURITIES                  RATES      MATURITIES    AMOUNT       COST(1)         VALUE(1)
2004 TRUST
  1  Stripped Treasury Securities(2)     0.000%       5/15/04   $23,600,000   $19,841,723     $20,595,177
  2  U.S. Treasury Notes                 7.250        5/15/04       400,510       426,805         433,100
                                                                -----------   -----------     -----------
     Total                                                      $24,000,510   $20,268,528     $21,028,277
                                                                -----------   -----------     -----------
                                                                -----------   -----------     -----------

2014 TRUST
  1  Stripped Treasury Securities (2)    0.000%       5/15/14   $47,799,000   $22,559,224     $23,353,492
  2  U.S. Treasury Bonds                 7.250        5/15/16       661,600       772,670         780,878
                                                                -----------   -----------     -----------
     Total                                                      $48,460,600   $23,331,894     $24,134,370
                                                                -----------   -----------     -----------
                                                                -----------   -----------     -----------

(1)   See Notes to Financial Statements.
(2) See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most recent free             U.S GOVERNMENT ZERO COUPON BOND SERIES
Information Supplement                   3 AND 8
that gives more details about
the Trusts, by calling:                  (A Unit Investment Trust)
The Bank of New York
1-800-221-7771                           ---------------------------------------
                                         This Prospectus does not contain
                                         complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file nos.
                                         33-26716 and 333-36109) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         - To obtain copies at prescribed
                                         rates--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                                                     11352--7/01

                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 10 to the Registration Statement of Government Securities Income Fund, U.S. Treasury Series--7, 1933 Act File No. 33-28452).

    1.11.2-- Government Securities Income Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 10 to the Registration Statement of Government Securities Income Fund, U.S. Treasury Series--7, 1933 Act No. 33-28452).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund, Freddie Mac Series 12, 1933 Act File No. 33-56849.

                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                U.S. GOVERNMENT ZERO COUPON BOND SERIES--3 AND 8

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--GOVERNMENT SECURITIES INCOME FUND, U.S. GOVERNMENT ZERO COUPON BOND SERIES--3 AND 8 (A UNIT INVESTMENT TRUST), HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW
YORK ON THE   TH DAY OF JUNE, 2001.

                        SIGNATURES APPEAR ON PAGES R-3.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Numbers: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)